N-2	Oct. 17, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001287032
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	PROSPECT CAPITAL CORPORATION
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses:	Series A4 Shares	Series M4 Shares
Sales Load (as a percentage of offering price)	10.00%(1)	3.00%(2)
Offering expenses borne by the Company (as a percentage of offering price)	1.50%(3)	1.50%(3)
Preferred Stock Dividend reinvestment plan expenses (4)	None	None
Total stockholder transaction expenses (as a percentage of offering price):	11.50%	4.50%
Annual expenses (as a percentage of net assets attributable to common stock):
Management fees (5)	5.30%
Incentive fees payable under Investment Advisory Agreement (20% of realized capital gains and 20% of pre-incentive fee net investment income) (6)	2.21%
Total advisory fees	7.51%
Total interest expenses (7)	6.43%
Other expenses (8)	1.20%
Total annual expenses (6)(8)	15.14%
Dividends on preferred stock (9)	3.85%
Total annual expenses after dividends on preferred stock (10)	18.99%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Stockholder transaction expenses:	Series A4 Shares	Series M4 Shares
Sales Load (as a percentage of offering price)	10.00%(1)	3.00%(2)
Offering expenses borne by the Company (as a percentage of offering price)	1.50%(3)	1.50%(3)
Preferred Stock Dividend reinvestment plan expenses (4)	None	None
Total stockholder transaction expenses (as a percentage of offering price):	11.50%	4.50%
Annual expenses (as a percentage of net assets attributable to common stock):
Management fees (5)	5.30%
Incentive fees payable under Investment Advisory Agreement (20% of realized capital gains and 20% of pre-incentive fee net investment income) (6)	2.21%
Total advisory fees	7.51%
Total interest expenses (7)	6.43%
Other expenses (8)	1.20%
Total annual expenses (6)(8)	15.14%
Dividends on preferred stock (9)	3.85%
Total annual expenses after dividends on preferred stock (10)	18.99%

Interest Expenses on Borrowings [Percent]	6.43%
Dividend Expenses on Preferred Shares [Percent]	3.85%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.20%
Net Expense over Assets [Percent]	18.99%
Expense Example [Table Text Block]
Example

The following table demonstrates the projected dollar amount of cumulative expenses we would pay out of net assets and that you would indirectly bear over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have issued $0.9 billion in preferred stock paying dividends of 5.50% per annum, $0.7 billion in preferred stock paying dividends of 6.50% per annum, $0.7 billion in preferred stock paying dividends of a floating rate (assuming 6.78% annualized, based on the floating rate as of
October 15, 2024), in addition to our $0.15 billion of preferred stock paying dividends of 5.35% per annum, and that we have borrowed $2.1 billion under our credit facility, which is the maximum amount available under the credit facility with the current levels of other debt, in addition to our other indebtedness of $1.7 billion, and that our annual operating expenses would remain at the levels set forth in the table above and that we would pay the costs shown in the table above.

	1 Year	3 Years	5 Years	10 Years
A4 Shares - You would pay the following expenses on a $1,000 investment in shares of our common stock, assuming a 5% annual return on our portfolio*	$227	$486	$687	$1,016
M4 Shares - You would pay the following expenses on a $1,000 investment in shares of our common stock, assuming a 5% annual return on our portfolio*	$191	$462	$673	$1,017
A4 Shares - You would pay the following expenses on a $1,000 investment in shares of our common stock, assuming a 5% annual return on our portfolio**	$236	$506	$711	$1,034
M4 Shares - You would pay the following expenses on a $1,000 investment in shares of our common stock, assuming a 5% annual return on our portfolio**	$201	$483	$698	$1,036

* Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation on our portfolio.

** Assumes no unrealized capital depreciation or realized capital losses and 5% annual return on our portfolio resulting entirely from net realized capital gains (and therefore subject to the capital gains incentive fee).

Purpose of Fee Table , Note [Text Block]
Fees and Expenses

The following tables are intended to assist you in understanding the costs and expenses that an investor will bear directly or indirectly based on the Company’s capital structure as of June 30, 2024 and assuming the issuance of all shares of preferred stock the Company is presently offering. We caution you that some of the percentages indicated in the table below are estimates and may vary. These tables are based on our assets and common stock outstanding as of June 30, 2024, except that we assume that we have issued $0.9 billion in preferred stock paying dividends of 5.50% per annum, $0.7 billion in preferred stock paying dividends of 6.50% per annum, $0.7 billion in preferred stock paying dividends of a floating rate (assuming 6.78% annualized, based on the floating rate as of October 15, 2024), in addition to our $0.15 billion of preferred stock paying dividends of 5.35% per annum, and that we have borrowed $2.1 billion under our credit facility, which is the maximum amount available under the credit facility with the current levels of other debt, in addition to our other indebtedness of $1.7 billion. Except where the context suggests otherwise, any reference to fees or expenses paid by “you” or “us” or that “we” will pay fees or expenses, the Company will pay such fees and expenses out of our net assets and, consequently, you will indirectly bear such fees or expenses as an investor in the Company’s common stock. However, you will not be required to deliver any money or otherwise bear personal liability or responsibility for such fees or expenses.

Other Transaction Fees Basis, Note [Text Block]
are not expected to exceed 11.5% of the gross offering proceeds. Our Board of Directors may, in its discretion, authorize the Company to incur underwriting and other offering expenses in excess of 11.5% of the gross offering proceeds. In no event will the combined selling commission, dealer manager fee and offering expenses exceed FINRA’s limit on underwriting and other offering expenses.

Other Expenses, Note [Text Block]	“Other expenses” are based on estimated amounts for the current fiscal year. The amount shown above represents annualized expenses during our year ended June 30, 2024 representing all of our estimated recurring operating expenses (except fees and expenses reported in other items of this table) that are deducted from our operating income and reflected as expenses in our Statement of Operations. The estimate of our overhead expenses, including payments under an administration agreement with Prospect Administration, or the Administration Agreement is based on our projected allocable portion of overhead and other expenses incurred by Prospect Administration in performing its obligations under the Administration Agreement. See “Business-Management Services-Administration Agreement” in the applicable prospectus.
Management Fee not based on Net Assets, Note [Text Block]	Our base management fee is 2% of our gross assets (which include any amount borrowed, i.e., total assets without deduction for any liabilities, including any borrowed amounts for non-investment purposes, for which purpose we have not and have no intention of borrowing). Although no plans are in place to borrow the full amount under our line of credit, assuming that we borrowed $2.1 billion, the 2% management fee of gross assets equals approximately 5.30% of net assets.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Risk Factors

Illustration of Impact of Leverage.

The following tables illustrate the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of interest expense. The calculations in the tables below are hypothetical and actual returns may be higher or lower than those appearing below.

The below calculation assumes (i) $8.3 billion in total assets, (ii) an average cost of funds of 5.70% (including preferred dividend payments), (iii) $2.5 billion in debt outstanding, (iv) $0.8 billion in liquidation preference of preferred stock paying a 5.50% annual dividend outstanding, (v) $0.13 billion in liquidation preference of preferred stock paying a 5.35% annual dividend outstanding, (vi) $0.7 billion in liquidation preference of preferred stock paying a 6.50% annual dividend outstanding, (vi) $0.7 billion in liquidation preference of the Series A4 Shares and Series M4 Shares outstanding and (vii) $3.7 billion of common stockholders’ equity.

Assumed Return on Our Portfolio (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Common Stockholder(1)	(30.5)%	(19.0)%	(7.4)%	4.1%	15.6%

The below calculation assumes (i) $8.3 billion in total assets, (ii) an average cost of funds of 5.58% (including preferred dividend payments), (iii) $2.5 billion in debt outstanding, (iv) $0.13 billion in liquidation preference of preferred stock paying a 5.35% annual dividend outstanding, (v) $0.7 billion in liquidation preference of the Series A4 Shares and Series M4 Shares outstanding and (vi) $5.1 billion of common stockholders’ equity.

Assumed Return on Our Portfolio (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Common Stockholder(2)	(20.3)%	(12.0)%	(3.7)%	4.6%	12.9%

(1) Assumes no conversion of preferred stock, as applicable, to common stock.

(2)  Assumes the conversion of $0.8 billion in preferred stock paying a 5.50% annual dividend and $0.7 billion in preferred stock paying a 6.50% annual dividend, at a conversion rate based on the 5-day VWAP of our common stock on October 15, 2024, which was $5.11, and a Holder Optional Conversion Fee (as defined in the prospectus supplement relating to the applicable offering) of 9.00% on Series A1 Shares, Series A3 Shares, AA1 Shares and Series AA2 Shares of the maximum public offering price disclosed within the applicable prospectus supplements. The actual 5-day VWAP of our common stock on a Holder Conversion Exercise Date may be more or less than $5.11, which may result in more or less shares of common stock issued.

The assumed portfolio return is required by regulation of the SEC and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table.

Illustration of Impact of Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illustration of Impact of Leverage.

The following tables illustrate the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of interest expense. The calculations in the tables below are hypothetical and actual returns may be higher or lower than those appearing below.

The below calculation assumes (i) $8.3 billion in total assets, (ii) an average cost of funds of 5.70% (including preferred dividend payments), (iii) $2.5 billion in debt outstanding, (iv) $0.8 billion in liquidation preference of preferred stock paying a 5.50% annual dividend outstanding, (v) $0.13 billion in liquidation preference of preferred stock paying a 5.35% annual dividend outstanding, (vi) $0.7 billion in liquidation preference of preferred stock paying a 6.50% annual dividend outstanding, (vi) $0.7 billion in liquidation preference of the Series A4 Shares and Series M4 Shares outstanding and (vii) $3.7 billion of common stockholders’ equity.

Assumed Return on Our Portfolio (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Common Stockholder(1)	(30.5)%	(19.0)%	(7.4)%	4.1%	15.6%

The below calculation assumes (i) $8.3 billion in total assets, (ii) an average cost of funds of 5.58% (including preferred dividend payments), (iii) $2.5 billion in debt outstanding, (iv) $0.13 billion in liquidation preference of preferred stock paying a 5.35% annual dividend outstanding, (v) $0.7 billion in liquidation preference of the Series A4 Shares and Series M4 Shares outstanding and (vi) $5.1 billion of common stockholders’ equity.

Assumed Return on Our Portfolio (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Common Stockholder(2)	(20.3)%	(12.0)%	(3.7)%	4.6%	12.9%

(1) Assumes no conversion of preferred stock, as applicable, to common stock.

(2)  Assumes the conversion of $0.8 billion in preferred stock paying a 5.50% annual dividend and $0.7 billion in preferred stock paying a 6.50% annual dividend, at a conversion rate based on the 5-day VWAP of our common stock on October 15, 2024, which was $5.11, and a Holder Optional Conversion Fee (as defined in the prospectus supplement relating to the applicable offering) of 9.00% on Series A1 Shares, Series A3 Shares, AA1 Shares and Series AA2 Shares of the maximum public offering price disclosed within the applicable prospectus supplements. The actual 5-day VWAP of our common stock on a Holder Conversion Exercise Date may be more or less than $5.11, which may result in more or less shares of common stock issued.

The assumed portfolio return is required by regulation of the SEC and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table.

A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	10.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Annual Expenses [Abstract]
Expense Example, Year 01	227
Expense Example, Years 1 to 3	486
Expense Example, Years 1 to 5	687
Expense Example, Years 1 to 10	$ 1,016
M Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Annual Expenses [Abstract]
Expense Example, Year 01	191
Expense Example, Years 1 to 3	462
Expense Example, Years 1 to 5	673
Expense Example, Years 1 to 10	$ 1,017